UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Pacific Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 14.3%	AXA Asia Pacific Holdings Ltd.	1,136,847	$2,692,879
	Australia & New Zealand Banking Group Ltd.	336,895	3,681,365
	BHP Billiton Ltd.	436,077	9,637,850
	Commonwealth Bank of Australia Ltd.	219,973	5,280,812
	Fairfax Media Ltd.	4,107,459	2,906,717
	Goodman Fielder Ltd.	6,314,192	4,575,835
	Incitec Pivot Ltd.	3,004,405	4,451,731
	Metcash Ltd.	1,257,091	3,540,401
	Newcrest Mining Ltd.	166,221	3,826,313
	QBE Insurance Group Ltd.	462,514	6,204,632
	Woodside Petroleum Ltd.	84,300	2,245,431
	Woolworths Ltd.	131,164	2,276,568
			51,320,534
China - 10.5%	CNOOC Ltd.	5,597,000	5,624,195
	China Mobile Ltd.	664,000	5,784,048
	China Shenhua Energy Co. Ltd. Class H	2,243,500	5,061,942
	China Vanke Co. Ltd.	1,386,800	1,450,289
	Datang International Power Generation Co. Ltd.	10,136,000	4,448,330
	Focus Media Holding Ltd. (a)(b)(c)	497,800	3,385,040
	Industrial and Commercial Bank of China Ltd.	8,928,000	4,640,077
	Shenzhen Investment Ltd.	12,732,000	3,166,495
	Zijin Mining Group Co. Ltd.	5,932,000	4,223,334
			37,783,750
Hong Kong - 5.6%	Esprit Holdings Ltd.	705,300	3,598,691
	Henderson Land Development Co., Ltd.	2,012,000	7,672,111
	Hutchison Whampoa Ltd.	1,134,400	5,568,851
	Standard Chartered Plc	275,850	3,339,377
			20,179,030
India - 1.4%	ICICI Bank Ltd.	747,474	4,912,311
Indonesia - 1.1%	Telekomunikasi Indonesia Tbk PT	6,064,000	3,957,551
Japan - 47.7%	Asahi Breweries Ltd.	301,500	3,616,263
	COMSYS Holdings Corp.	438,000	3,700,928
	Canon, Inc.	288,300	8,404,471
	Daiichi Sankyo Co., Ltd.	332,500	5,590,332
	Daikin Industries Ltd.	157,300	4,330,784
	Daiwa Securities Group, Inc.	672,000	2,978,069
	Honda Motor Co., Ltd.	352,900	8,401,056
	Japan Tobacco, Inc.	2,249	6,011,992
	KDDI Corp.	1,445	6,804,708
	Konica Minolta Holdings, Inc.	416,500	3,630,460
	Mazda Motor Corp.	2,202,000	3,732,904
	Mitsubishi Chemical Holdings Corp.	138,000	476,260
	Mitsubishi Corp.	263,600	3,494,474
	Mitsubishi UFJ Financial Group, Inc.	2,038,600	10,043,620
	Mitsui OSK Lines Ltd.	647,000	3,201,967
	Mitsui Sumitomo Insurance Group Holdings, Inc.	216,500	5,100,785
	Nintendo Co., Ltd.	26,800	7,839,853
	Nippon Mining Holdings, Inc.	978,000	3,920,097

	1

BlackRock Pacific Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks		Shares	Value
	Nippon Sheet Glass Co., Ltd.		1,123,000	$2,807,993
	Nippon Telegraph & Telephone Corp.		164,400	6,274,278
	OJI Paper Co., Ltd.		503,000	2,060,627
	Olympus Corp.		158,000	2,578,337
	Orix JREIT, Inc.		819	3,380,883
	Rohm Co., Ltd.		102,900	5,141,159
	Secom Co., Ltd.		107,700	3,987,543
	Sekisui House Ltd.		366,600	2,806,484
	Shin-Etsu Chemical Co., Ltd.		104,600	5,139,030
	Sojitz Corp.		2,603,400	3,129,670
	Sumitomo Chemical Co., Ltd.		722,800	2,484,931
	Sumitomo Corp.		582,000	5,057,281
	Takeda Pharmaceutical Co., Ltd.		185,800	6,446,250
	Tokio Marine Holdings, Inc.		272,600	6,713,863
	Toppan Printing Co., Ltd.		599,000	4,111,576
	Toyota Motor Corp.		395,800	12,572,137
	West Japan Railway Co.		1,802	5,714,002
				171,685,067
Singapore - 5.5%	CapitaLand Ltd.		2,152,500	3,300,603
	DBS Group Holdings Ltd.		1,282,500	7,149,867
	Olam International Ltd.		6,187,000	5,959,854
	United Overseas Bank Ltd.		557,000	3,572,758
				19,983,082
South Korea - 6.4%	Dongbu Insurance Co., Ltd.		224,350	3,376,370
	Hite Brewery Co., Ltd.		37,211	3,701,908
	Hyundai Development Co.		167,000	4,106,599
	Samsung Electronics Co., Ltd.		23,026	9,513,362
	Shinsegae Co. Ltd.		7,081	2,223,937
				22,922,176
Taiwan - 3.5%	Chunghwa Telecom Co., Ltd.		1,844,406	3,363,502
	HON HAI Precision Industry Co., Ltd.		2,636,235	5,965,271
	Taiwan Semiconductor Manufacturing Co., Ltd.		2,210,000	3,327,931
				12,656,704
Thailand - 1.5%	Kasikornbank Pcl		4,285,000	5,462,353
	Total Long-Term Investments
	(Cost - $382,327,868) - 97.5%			350,862,558
			Par
	Short-Term Securities		(000)
Time Deposits - 1.7%
Japan - 0.0%	Brown Brothers Harriman & Co., 0.01%, 4/01/09	JPY	14,857	150,093
United States - 1.7%	Brown Brothers Harriman & Co., 0.10%, 4/01/09	USD	6,219	6,219,164

	2

BlackRock Pacific Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Beneficial
		Interest
Short-Term Securities		(000)	Value
BlackRock Liquidity Series, LLC Money Market Series,
1.17% (d)(e)(f)	USD	3,465 $	3,465,000
Total Short-Term Securities
(Cost - $9,834,257) - 2.7%			9,834,257
Total Investments (Cost - $392,162,125*) - 100.2%			360,696,815
Liabilities in Excess of Other Assets - (0.2)%			(939,881)
Net Assets - 100.0%			$359,756,934

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$395,331,316
Gross unrealized appreciation	$25,957,874
Gross unrealized depreciation	(60,592,375)
Net unrealized depreciation	$(34,634,501)

(a) Non-income producing security.
(b) Depositary receipts.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the

Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(1,618,189)	$2,387
BlackRock Liquidity Series, LLC
Money Market Series	$2,115,000	$9,910

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.
• Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
Currency Purchased			Currency Sold	Counterparty	Settlement Date	Depreciation
HKD	4,918,551	USD	634,652	JPMorgan Chase	4/02/09	$(49)
JPY	75,374,602	USD	768,345	Bank of New York	4/01/09	(6,861)
Total						$(6,910)
• Currency Abbreviations:
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

3

BlackRock Pacific Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)
• The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Liabilities
Level 1	$3,385,040	-
Level 2	357,311,775	$(6,910)
Level 3	-	-
Total	$360,696,815	$(6,910)

* Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 20, 2009